Qualitative and quantitative information on financial risks - Summary of Aging of Trade Receivables (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 672,661,000	€ 811,122,000
Loss allowance	(6,681,000)	(6,512,000)	€ (6,643,000)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	240,457,000	177,213,000
Credit risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	240,457,000	177,213,000
Loss allowance	(6,681,000)	(6,512,000)
Credit risk | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	247,138,000	183,725,000
Credit risk | Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	188,906,000	145,592,000
Loss allowance	(418,000)	(894,000)
Credit risk | Trade receivables | Not yet due | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	189,324,000	146,486,000
Credit risk | Trade receivables | 0-120 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	44,691,000	28,485,000
Loss allowance	(1,387,000)	(1,287,000)
Credit risk | Trade receivables | 0-120 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	46,078,000	29,772,000
Credit risk | Trade receivables | 121-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,645,000	1,599,000
Loss allowance	(1,262,000)	(278,000)
Credit risk | Trade receivables | 121-180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	6,907,000	1,877,000
Credit risk | Trade receivables | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	1,215,000	1,537,000
Loss allowance	(3,614,000)	(4,053,000)
Credit risk | Trade receivables | >180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,829,000	5,590,000
Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables and trade payables	209,829,000	132,539,000
Foreign currency risk | Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables and trade payables	0	(8,272,000)
Foreign currency risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables and trade payables	329,437,000	137,099,000
Impact on increase in profit before tax	(1.5688)	(0.6528)
Impact on decrease in profit before tax	1.7340	0.7216
Foreign currency risk | Trade receivables | Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables and trade payables	(25,940,000)	(9,285,000)
Impact on increase in profit before tax	0.1235	0.0442
Impact on decrease in profit before tax	€ (0.1365)	€ (0.0489)